Receivables, net and Contract assets and liabilities - Contract assets and Contract liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables, net and Contract assets and liabilities
Contract assets	$ 1,090	$ 954	$ 990
Contract liabilities	$ 2,844	2,216	$ 1,894
Contract with customer, assets, expected collection term	1 year
Significant changes in the Contract assets and Contract liabilities balances
Revenue recognized, which was included in the Contract liabilities balance at Jan 1, 2022/2021	$ (1,311)	(1,043)
Additions to Contract liabilities - excluding amounts recognized as revenue during the period	1,845	1,481
Receivables recognized that were included in the Contract assets balance at Jan 1, 2022/2021	$ (622)	$ (591)